SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - Thinking Tree Spirits Inc [Member]	Mar. 31, 2024 USD ($)
Assets:
Inventory	$ 143,423
Other Current Assets/(Liabilities), net	(3,068)
Property and Equipment	127,600
Goodwill	589,870
Total Assets	1,297,825
Liabilities:
Accounts Payable and Other Current Liabilities	42,739
SBA Loan	389,875
Other Non-Current Liabilities	17,449
Total Liabilities	450,063
Total Purchase Consideration	847,762
Trade Names [Member]
Assets:
Intangible Asset – Thinking Tree Customer Relationships	250,000
Customer Relationships [Member]
Assets:
Intangible Asset – Thinking Tree Customer Relationships	$ 190,000